Label	Element	Value
INCOME AND EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INCOME AND EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 45 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid by you directly)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategies are:

•  Investing primarily in investment grade U.S. corporate bonds and in dividend-paying stocks.

•  Investing in U.S. government securities and high-quality money market securities.

•  Investing a majority of its assets in fixed income securities. Investing a higher proportion of its assets in stocks when the economic outlook is favorable.

•  Focusing on total return in selecting stocks. Using fundamental analysis to evaluate each company's financial condition and prospects, as well as economic conditions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Bond prices are affected by interest rates. Bond prices generally decline when interest rates rise and generally rise when interest rates fall. Rising interest rates, along with the resulting fall in bond prices, would likely negatively affect the Fund's return and could cause an increase in Fund redemptions and general volatility in the bond markets. In addition, any lack of liquidity in the bond markets could increase any existing volatility. Longer-term debt and zero-coupon bonds are more sensitive to interest rate changes than debt instruments with shorter maturities.

•  Credit risk. The chance a bond issuer will fail to pay principal or interest on time. Changes in the credit rating of an issuer or the market's perception of an issuer's creditworthiness may affect the value of a bond.

•  Prepayment and call risk. Certain bonds may be paid off by the issuer more quickly than anticipated. The Fund would be required to reinvest the proceeds in bonds with lower interest rates available, and would experience a decline in income and lose the opportunity for additional price appreciation. Also, if a bond was purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Market events risks. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 35 of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows the Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The table includes performance information for the Barclays Capital Intermediate Corporate Bond Index and the S&P 500® Index which provide bases for comparison of the Fund's mix of fixed income and equity securities, respectively.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table give you some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table includes performance information for the Barclays Capital Intermediate Corporate Bond Index and the S&P 500® Index which provide bases for comparison of the Fund's mix of fixed income and equity securities, respectively.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pacificadvisorsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart (Class A Shares) (Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Results do not include the sales charge; if the sales charge were included, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 10.21% (quarter ended June 30, 2009), and the lowest quarterly return was –7.76% (quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.76%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The results for Class A shares include the maximum sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(for the periods ended December 31, 2016)
INCOME AND EQUITY FUND | Barclays Capital Intermediate Corporate Bond Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.94%
INCOME AND EQUITY FUND | S&P 500® Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.95%
INCOME AND EQUITY FUND | INCOME AND EQUITY FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	$ (25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	$ 10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 823
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,534
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,179
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	823
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,534
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,264
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,179
Annual Return 2007	rr_AnnualReturn2007	2.39%
Annual Return 2008	rr_AnnualReturn2008	(17.49%)
Annual Return 2009	rr_AnnualReturn2009	15.37%
Annual Return 2010	rr_AnnualReturn2010	6.88%
Annual Return 2011	rr_AnnualReturn2011	2.24%
Annual Return 2012	rr_AnnualReturn2012	6.46%
Annual Return 2013	rr_AnnualReturn2013	13.40%
Annual Return 2014	rr_AnnualReturn2014	6.41%
Annual Return 2015	rr_AnnualReturn2015	(2.57%)
Annual Return 2016	rr_AnnualReturn2016	7.08%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
INCOME AND EQUITY FUND | INCOME AND EQUITY FUND CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.47%
INCOME AND EQUITY FUND | INCOME AND EQUITY FUND CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.22%
INCOME AND EQUITY FUND | INCOME AND EQUITY FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	$ (25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	$ 10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 540
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,329
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,229
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,526
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	440
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,329
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,229
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,526
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.85%